Annual Total Returns- DWS ESG Liquidity Fund (Institutional Shares) [BarChart] - Institutional Shares - DWS ESG Liquidity Fund - Institutional Shares	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	0.23%	0.18%	0.15%	0.21%	0.64%	1.03%	2.00%	2.41%	0.64%